Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	CAD 31,975	CAD 29,461
Additions to AOCI	(3,716)	4,479
Reclassification to regulatory accounts	1,584
Amortization in current period	(1,290)	(1,965)
Ending balance, December 31	28,553	31,975
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(6,959)	(4,970)
Additions to AOCI	0	(2,754)
Reclassification to regulatory accounts	0
Amortization in current period	868	765
Ending balance, December 31	(6,091)	(6,959)
Actuarial losses (gains) - expected amortization in 2017	(451)
Past service gains - expected amortizations in 2017	781
Other Postretirement Benefit Plans, Defined Benefit
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	(5,660)	(2,338)
Additions to AOCI	(4,276)	(3,242)
Reclassification to regulatory accounts	4,902
Amortization in current period	321	(80)
Ending balance, December 31	(4,713)	(5,660)
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(888)	0
Additions to AOCI	0	(1,235)
Reclassification to regulatory accounts	0
Amortization in current period	365	347
Ending balance, December 31	(523)	CAD (888)
Actuarial losses (gains) - expected amortization in 2017	214
Past service gains - expected amortizations in 2017	CAD 328